Trade accounts receivables (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	03/31/2026	12/31/2025
Domestic customers
Third parties	1,723,795	1,918,437
Related parties (Note 11.1) (1)	60,430	68,209

Foreign customers
Third parties	4,079,784	4,705,509

Expected credit losses (ECL)	(97,386)	(131,548)
	5,766,623	6,560,607
(1)The balance refers to transactions with Ibema Companhia Brasileira de Pape
Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	03/31/2026	12/31/2025
Current	4,983,143	5,794,713
Overdue
Up to 30 days	536,862	465,967
From 31 to 60 days	84,518	89,398
From 61 to 90 days	38,425	44,305
From 91 to 120 days	20,570	21,225
From 121 to 180 days	24,764	45,072
From 181 days	78,341	99,927
	5,766,623	6,560,607

Disclosure of Changes in Allowance for Doubtful Accounts

	03/31/2026	12/31/2025
Opening balance	(131,548)	(30,300)
(Provisions)/Reversals, net	16,607	(119,417)
Write-offs	12,390	16,937
Exchange rate variations	5,165	1,232
Closing balance	(97,386)	(131,548)